As filed with the Securities and Exchange Commission on October 28, 2020

File No. 333-239294

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Title of securities being registered:

Class X and Class Z shares of beneficial interest, without par value, of the NVIT Columbia Overseas Value Fund, a series of the Registrant.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to the Registration Statement on N-14 of Nationwide Variable Insurance Trust is being made for the purpose of filing final versions of the plan of reorganization, legal opinion and consent of counsel relating to the legality of the shares being offered, and opinion and consent of counsel regarding tax matters of the Registration Statement.

PART A

Part A, the definitive combined Proxy Statement/Prospectus dated August 4, 2020, was filed pursuant to Rule 497(b) (SEC Accession No. 0001193125-20-208958) on August 4, 2020, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated August 4, 2020, was filed pursuant to Rule 497(b) (SEC Accession No. 0001193125-20-208958) on August 4, 2020, and is incorporated herein by reference.

PART C
OTHER INFORMATION

Item 15.
Indemnification. Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below:

(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(b)
Third Amended and Restated Bylaws, dated as of August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Plan of Reorganization, between the Registrant, on behalf of NVIT Multi-Manager International Value Fund and NVIT Columbia Overseas Value Fund, (“Plan of Reorganization”), is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2018, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on May 23, 2018, is hereby incorporated by reference.

(b)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(ii)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Management LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.o with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended July 2, 2012, previously filed as Exhibit EX-28.d.2.i.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Fixed Income LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.p with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)
Amendment to the Subadvisory Agreement, dated September 9, 2013, previously filed as Exhibit EX-28.d.2.h.i with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit EX-23.d.2.s with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 1, 2020, previously filed as Exhibit EX-28.3.g.i with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended June 19, 2019, previously filed as Exhibit EX-28.d.3.h.i with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.x with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended June 14, 2017, previously filed as Exhibit EX-28.d.2.k.i. with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated June 25, 2010, previously filed as Exhibit EX-28.d.2.dd with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended July 1, 2017, previously filed as Exhibit EX-28.d.3.p.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 20, 2012, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxiv.1 with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12, 2013, previously filed as Exhibit EX-28.d.2.bb with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Standard Life Investments (Corporate Funds) Limited, dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13, 2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on July 19, 2018, is hereby incorporated by reference.

(1)	Amendment to the Subadvisory Agreement, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.t.ii with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, NFA and Allianz Global Investors U.S. LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019.

(xxiii)
Subadvisory Agreement among the Trust, NFA and Amundi Pioneer Institutional Asset Management, Inc., dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxiv)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xxvi)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(xxvii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended December 5, 2019, previously filed as Exhibit EX-28.d.3.ee.1 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(xxviii)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxix)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management Limited, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxx)
Subadvisory Agreement among the Trust, NFA and Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc., dated March 12, 2020, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on April 28, 2003, is hereby incorporated by reference.

(i)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.
(ii)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(iii)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(iv)	Amendment to Global Custody Agreement, dated December 2, 2009, is filed herewith as Exhibit EX-16.9.a.iv.

(v)	Amendment to Global Custody Agreement, dated March 8, 2012, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(vi)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement, dated May 8, 2020, previously filed as Exhibit EX-28.g.1.n with the Trust’s registration statement on July 2, 2020, is hereby incorporated by reference.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended June 10, 2020, previously filed as Exhibit EX-28.m with the Trust’s registration statement on July 8, 2020, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan, dated May 1, 2007, as amended June 10, 2020, previously filed as Exhibit EX-28.n with the Trust’s registration statement on July 8, 2020, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan, dated May 1, 2007, amended June 10, 2020, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(c)	Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(ii)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended June 10, 2020, previously filed as Exhibit EX-28.h.3.f with the Trust’s registration statement on July 8, 2020, is hereby incorporated by reference.

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between the Trust and NFM, dated May 1, 2018, relating to the Feeder Funds, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(i)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the Neuberger Berman NVIT Socially Responsible Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(j)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the American Century NVIT Multi Cap Value Fund, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement among the Trust, on behalf of the NVIT DFA Capital Appreciation Fund and the NVIT DFA Moderate Fund, NFA, DFA Investment Dimensions Group Inc., and Dimensional Fund Advisors LP, dated January 7, 2013, previously filed as Exhibit EX-23.h.18 with the Trust’s registration statement on February 11, 2013, is hereby incorporated by reference.

(l)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(m)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Managed Growth Fund and NVIT CardinalSM Managed Growth & Income Fund, previously filed as Exhibit EX-28.h.13 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(n)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(q)
Investing Fund Agreement between the Trust and Market Vectors EFT Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(r)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(s)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded  AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(t)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(u)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(v)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(w)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(x)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(y)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(aa)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the DoubleLine NVIT Total Return Tactical Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(bb)
Amended and Restated Fee Waiver Agreement, effective September 16, 2020, relating to the NVIT AllianzGI International Growth Fund, NVIT Mellon Dynamic U.S. Core Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Value Fund, NVIT Wells Fargo Discovery Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Company, NVIT Real Estate Fund, and NVIT Newton Sustainable U.S. Equity Fund, previously filed as Exhibit EX-16.13.bb with the Trust’s registration statement on Form N-14 on September 29, 2020, is hereby incorporated by reference.

(cc)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(dd)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.31 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(ee)
Investment Advisory Fee Waiver Agreement between the Trust and  NFA, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.32 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(14)	Copies of any opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Not Applicable

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

Not Applicable.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for NFA and the Trust, amended March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(b)	Code of Ethics for NFD, dated January 1, 2014, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(c)
Code of Ethics for Access Persons for Federated Hermes, Inc. (formerly, Federated Investors, Inc.), dated January 31, 2020, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(d)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), revised December 13, 2019, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(e)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), dated February 26, 2019, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Global Personal Trading Policy for BlackRock, Inc. (and its subsidiaries), dated November 23, 2018, previously filed as Exhibit EX-28.p.5.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(f)
Code of Ethics for Neuberger Berman Investment Advisers LLC, dated January 2019, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(g)
Code of Ethics for American Century Investment Management, Inc., revised April 2, 2020, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on May 5, 2020, is hereby incorporated by reference.

(h)	Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Code of Ethics for Wells Capital Management Inc., dated January 2, 2020, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(j)
Code of Ethics and Personal Trading Policy for Nationwide Asset Management, LLC, dated  February 2019, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(k)
Code of Ethics for Thompson, Siegel & Walmsley LLC, dated December 5, 2016, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(l)
Code of Ethics for Wellington Management Company, LLP, dated April 30, 2017, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(m)
Personal Investments and Insider Trading Policy for Franklin Resources, Inc. (and all of its subsidiaries), revised December 31, 2018, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(n)
Code of Conduct for Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated as of June 2019, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Personal Securities Trading Policy for Mellon Investments Corporation, dated January 15, 2019, previously filed as Exhibit EX-28.p.14.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(o)
Code of Ethics Policy for MFS Investment Management, dated February 1, 2019, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(p)
Standard of Conduct and Code of Ethics for Dimensional Fund Advisors LP, effective January 1, 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(q)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, dated September 2018, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(r)
Personnel Handbook—Code of Ethics Portion for WEDGE Capital Management L.L.P., revised February 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(s)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(t)
Global Code of Conduct for Aberdeen Standard Investments, dated January 1, 2020, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(u)	Code of Ethics for DoubleLine Capital LP, dated January 1, 2020, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Proxy Voting, Corporate Actions and Class Actions for DoubleLine Capital LP, dated August 2015, previously filed as Exhibit EX-28.p.21.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(v)
Code of Ethics for AQR Capital Management, LLC, amended April 2019, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(w)
Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc., revised September 6, 2019, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(x)
Code of Business Conduct and Code of Ethics for Allianz Global Investors U.S. LLC, amended June 26, 2020, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(y)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., dated April 2020, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on September 15, 2020, is hereby incorporated by reference.

(z)
Code of Ethics for WCM Investment Management, LLC, adopted January 1, 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(aa)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(bb)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, an affiliate of Columbia Management Investment Advisers, LLC, dated December 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

(cc)
Code of Conduct for Newton Investment Management Limited, an affiliate of Mellon Investments Corporation, dated November 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

Item 17.  Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended  (the "1933 Act"), Nationwide Variable Insurance Trust (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 28th day of October, 2020.

NATIONWIDE VARIABLE INSURANCE TRUST

By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive Officer

/s/ Lee T. Cummings*
Lee T. Cummings, Senior Vice President,
Treasurer and Principal Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact